INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2025
INCOME TAXES
Schedule of components of income tax expenses

The components of income tax expenses were as follows as of June 30, 2025, 2024, and 2023 (in thousands):

	For the Fiscal Years Ended June 30,
	2025	2024	2023
			(as restated)
Current	¥543,913	¥276,876	¥314,084
Deferred	4,418	50,993	3,334
Total	¥548,331	¥327,869	¥317,418

Schedule of reconciliation of income tax expenses to the amount of income tax benefit at the statutory rate

	For the Fiscal Years Ended June 30,
	2025	2024	2023
			(as restated)
Statutory tax rate	30.6%	30.6%	30.6%
Permanent differences	2.5%	(0.3)%	(2.5)%
Prefecture, Local, and Enterprise Tax	5.5%	3.5%	7.3%
True up adjustment	(0.4)%	0.0%	0.0%
Tax credits	0.0%	0.0%	(1.6)%
Change in valuation allowance	0.9%	0.1%	0.5%
Deductions and other adjustments	0.0%	0.5%	(0.1)%
Effect of different tax rates in other jurisdictions	0.2%	0.0%	0.0%
Effective tax rate	39.3%	34.4%	34.2%

Schedule of primary components of deferred tax assets and liabilities

The primary components of deferred tax assets and liabilities were as follows as of June 30, 2025 and 2024 (in thousands):

	June 30,
	2025	2024
Deferred tax assets:
Reserves and Allowances	¥61,192	¥49,545
Intangibles	—	11,331
Investments in securities	21,560	15,564
Asset retirement obligation	3,211	2,425
Accrued Commissions	20,737	20,737
Leases	712	767
Net Operating Loss	18,889	6,163
Others	34,329	16,537
Total deferred tax assets, gross	160,630	123,069
Less: valuation allowance	(18,165)	(5,186)
Deferred tax assets, net of valuation allowance	142,465	117,883
Less: net off deferred tax liabilities	(142,465)	(117,883)
Deferred tax assets, net	¥—	¥—
Deferred tax liabilities:
Inventories	¥168,140	¥169,761
Property and equipment	20,431	23,936
Prepaid Expenses	108	108
Intangible assets, including software	1,968	3,543
Leases	6,554	1,919
Others	34,902	3,634
Total deferred tax liabilities, gross	232,103	202,901
Less: net off deferred tax assets	(142,465)	(117,883)
Deferred tax liabilities, net	¥89,638	¥85,018

Schedule of changes in valuation allowance for deferred tax assets

Changes to valuation allowance for deferred tax assets were as follows for the fiscal years ended June 30, 2025, 2024, and 2023 (in thousands):

	For the Fiscal Years Ended June 30,
	2025	2024	2023
			(as restated)
Valuation allowance, beginning of period	¥5,186	¥4,572	¥121
Net changes during the period	12,979	614	4,451
Valuation allowance, end of period	¥18,165	¥5,186	¥4,572